Purchase Agreement - Structure; Consideration to be Paid in the Transaction (Details) $ / shares in Units, $ in Millions	Jun. 28, 2020 USD ($) Vote $ / shares shares	Sep. 30, 2020 $ / shares	Dec. 31, 2019 $ / shares	May 09, 2019 $ / shares	Feb. 14, 2019 $ / shares	Feb. 04, 2019 $ / shares	Dec. 31, 2018 $ / shares
Business Acquisition [Line Items]
Common stock, par value		$ 0.00	$ 0.00				$ 0.00
Class A common stock
Business Acquisition [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001
Landcadia Holdings II, Inc | Class B common stock
Business Acquisition [Line Items]
Common stock, par value		0.0001	0.0001				$ 0.0001
Landcadia Holdings II, Inc | Class A common stock
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
LF LLC | Landcadia HoldCo | Class A common stock
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001
GnogHoldingsLlcMember | LF LLC | Landcadia HoldCo
Business Acquisition [Line Items]
Cash consideration | $	$ 30.0
Repayment representing one half of the existing principal amount under an existing credit agreement | $	150.0
Fees and expenses | $	24.0
Debt owed | $	300.0
Amount of cash hold | $	$ 80.0
GnogHoldingsLlcMember | LF LLC | Landcadia HoldCo | Class B common stock
Business Acquisition [Line Items]
Shares issued | shares	31,350,625
GnogHoldingsLlcMember | LF LLC | Landcadia HoldCo | Class B membership interests
Business Acquisition [Line Items]
Shares issued | shares	31,350,625
Common stock, par value	$ 0.0001
Number of votes per share | Vote	10